Accrued Expenses and Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Current Liabilities [Abstract]
Schedule of Accrued Expenses and Current Liabilities
	December 31,
	2025	2024

Accrued expenses	$12,410	$10,789
Government authorities	3,225	3,477
Warranty provision	445	1,052
Provision for returns	1,225	1,243
	$17,305	$16,561